Trade and Other Receivables (Details) - Schedule of trade and other receivables - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of trade and other receivables [Abstract]
Trade receivables		$ 1,507,660
Prepayments and other receivables	313,215	783,483
Advances to suppliers	40,186
Due from related parties (note 21)	336,831	57,550
Trade and other receivables	$ 690,232	$ 2,348,693